Fair Value Measurements (Narrative) (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2019
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	1.86%	1.72% - 2.83%	1.72 -2.83%
Risk-free interest rate [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs			2.61%
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	160.00%	180.00%	180.00%
Expected stock price volatility [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs			180%
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs	0.00%	0.00%	0.00%
Expected dividend yield [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable valuation inputs			0%